Shareholder Report, Holdings (Details)	Jun. 30, 2025
Variable Portfolio – U.S. Flexible Growth Fund - Class 1 | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Variable Portfolio – U.S. Flexible Growth Fund - Class 1 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Variable Portfolio – U.S. Flexible Growth Fund - Class 1 | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Variable Portfolio – U.S. Flexible Growth Fund - Class 1 | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.20%
Variable Portfolio – U.S. Flexible Growth Fund - Class 1 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Variable Portfolio – U.S. Flexible Growth Fund - Class 1 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Variable Portfolio – U.S. Flexible Growth Fund - Class 1 | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Variable Portfolio – U.S. Flexible Growth Fund - Class 1 | Exchange Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Variable Portfolio – U.S. Flexible Growth Fund - Class 1 | Exchange Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Variable Portfolio – U.S. Flexible Growth Fund - Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Variable Portfolio – U.S. Flexible Growth Fund - Class 2 | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Variable Portfolio – U.S. Flexible Growth Fund - Class 2 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Variable Portfolio – U.S. Flexible Growth Fund - Class 2 | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Variable Portfolio – U.S. Flexible Growth Fund - Class 2 | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.20%
Variable Portfolio – U.S. Flexible Growth Fund - Class 2 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Variable Portfolio – U.S. Flexible Growth Fund - Class 2 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Variable Portfolio – U.S. Flexible Growth Fund - Class 2 | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Variable Portfolio – U.S. Flexible Growth Fund - Class 2 | Exchange Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Variable Portfolio – U.S. Flexible Growth Fund - Class 2 | Exchange Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Variable Portfolio – U.S. Flexible Growth Fund - Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%